Shareholder Report, Line Graph (Details) - USD ($)			7 Months Ended	12 Months Ended		19 Months Ended	24 Months Ended	31 Months Ended	36 Months Ended	43 Months Ended	48 Months Ended	55 Months Ended	60 Months Ended	67 Months Ended	72 Months Ended	79 Months Ended	84 Months Ended	91 Months Ended	96 Months Ended	103 Months Ended	108 Months Ended	115 Months Ended	120 Months Ended
	Aug. 09, 2016	Feb. 29, 2016	Feb. 28, 2017	Feb. 28, 2026	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2019	Feb. 29, 2020	Feb. 29, 2020	Feb. 28, 2021	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2022	Feb. 21, 2023	Feb. 28, 2023	Feb. 29, 2024	Feb. 29, 2024	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2026
PGIM Floating Rate Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		$ 9,774.91			$ 10,797.23		$ 11,304.24		$ 11,596.42		$ 11,844.52		$ 12,821.31		$ 13,068.15		$ 13,226.81		$ 14,685.68		$ 15,897.36		$ 16,557.27
PGIM Floating Rate Income Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		10,000.00			10,964.38		11,394.25		11,601.48		11,761.52		12,650.12		12,797.17		12,842.46		14,168.52		15,223.46		15,720.15
PGIM Floating Rate Income Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		10,000.00			11,076.49		11,615.16		11,956.94		12,243.64		13,285.91		13,575.97		13,776.20		15,333.33		16,639.60		17,354.52
PGIM Floating Rate Income Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value		10,000.00			11,078.87		11,623.18		11,971.23		12,264.49		13,315.19		13,626.62		13,819.51		15,389.26		16,726.98		17,454.91
PGIM Government Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		9,674.53			9,651.24		9,592.62		9,833.80		10,766.00		10,774.64		10,265.47		9,146.98		9,318.68		9,828.31		10,422.78
PGIM Government Income Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		10,000.00			9,899.44		9,762.74		9,923.47		10,784.30		10,702.98		10,113.74		8,921.60		9,008.56		9,394.48		9,847.42
PGIM Government Income Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name				Class R
Accumulated Value		10,000.00			9,950.56		9,863.11		10,077.36		11,010.93		10,978.00		10,428.20		9,269.01		9,435.62		9,915.09		10,466.46
PGIM Government Income Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		10,000.00			10,000.16		9,964.01		10,249.56		11,267.53		11,329.42		10,846.23		9,732.03		9,970.66		10,557.52		11,228.64
PGIM Government Income Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value	$ 10,000.00		$ 9,760.99			$ 9,742.77		$ 10,032.63		$ 11,049.96		$ 11,100.49		$ 10,627.40		$ 9,535.28		$ 9,769.89		$ 10,346.26		$ 11,005.17
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Bond Index
Accumulated Value	10,000	10,000	9,769.910463560222		10,141.524311456773	9,819.260871044564	10,192.751838991386	10,130.506589030567	10,515.836275390777	11,314.03423651397	11,744.381250802997	11,470.56373160607	11,906.864590425957	11,167.257205298849	11,592.021325296662	10,081.597247736525	10,465.066590689887	10,417.00359223478	10,813.230640875701	11,022.048409459996	11,441.289285455583	11,712.071981993953	12,157.558985411591
Bloomberg US Aggregate ex-Credit Index [Member]
Account Value [Line Items]
Accumulated Value	10,000		9,739.934123191806			9,720.269406597801		10,049.161791440178		11,074.185143279079		11,151.369155856899		10,880.979302856817		9,843.66550314155		10,078.658866299407		10,639.594906800528		11,288.530554017347
Bloomberg US Government Bond Index [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 9,634.364577983299			$ 9,584.429200228744		$ 9,892.401688329524		$ 11,083.846244228609		$ 11,079.10125358758		$ 10,844.698715688086		$ 9,765.100367833902		$ 9,994.351201610732		$ 10,489.366701921961		$ 11,047.693934524343
S&P UBS Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P UBS Leveraged Loan Index
Accumulated Value		10,000			11,255.063592220424		11,748.900867093973		12,193.470379821287		12,589.5805413926		13,301.368348320411		13,732.594509736564		14,043.422630431387		15,640.47916715366		16,920.009817952705		17,576.80440341344
Bloomberg US Aggregate ex-Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate ex-Credit Index
Accumulated Value		10,000			9,958.280975117306		9,938.17542094596		10,274.440814265015		11,322.442824808726		11,401.357124876395		11,124.905755191658		10,064.337773285633		10,304.599145489537		10,878.110077876563		11,541.593365136925
Bloomberg US Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Government Bond Index
Accumulated Value		$ 10,000			$ 9,885.378847974787		$ 9,834.14245111385		$ 10,150.138871530291		$ 11,372.625390084371		$ 11,367.756773193554		$ 11,127.247098548432		$ 10,019.520835357727		$ 10,254.744583094753		$ 10,762.65724475371		$ 11,335.531166094477